For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management: (Details)
12 Months Ended
Dec. 31, 2021
Banco De Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco De Brasil [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Banco Santander Brasil [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Santander Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Caixa Economica Federal [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Caixa Economica Federal [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Caixa Economica Federal [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Banco Bradesco [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Bradesco [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Itau Unibanco Holding [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Itau Unibanco Holding [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Itau Unibanco Holding [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Banco B V [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA.br
Banco B V [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco B T G Pactual S [Member] | Fitch [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Banco B T G Pactual S [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco B T G Pactual S [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAA+